Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2022 Asset Agreement
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements | Agreement	28
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	22
Number of currently operating mining assets	20
Number of mining assets under various stages of development	12
Number of countries operating mining assets	13
Number of mining assets placed in care and maintenance	3